SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Severance Costs		$ 4,346	$ 4,094	$ 3,518
Derivative, Gain (Loss) on Derivative, Net, Total		$ (300)	849	230
Effective Income Tax Rate Reconciliation, Percent, Total		50.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ 528	(11,167)
Increase Decrease In Deferred Revenue		1,249	(1,035)	1,300
Subsequent Event [Member]
Accounting Policies [Line Items]
Increase Decrease In Deferred Revenue	$ 1,500
Capitalized Contract Cost, Net	$ 500
Options Strategies Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount		31,111	26,336	9,250
Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount		9,600	17,668	42,770
Options and Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount		$ 0	$ 0	$ 21,876
Software Development [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 years